SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Oct. 24, 2023	Dec. 31, 2022	Oct. 13, 2022	Dec. 20, 2021
Cash equivalents	$ 0		$ 0
Initial public offering	$ 67,320,000
Sale of stock price per share	$ 10.20	$ 0.03		$ 0.03	$ 12.00
Long term investments	$ 72,565,394		67,813,020
Deferred offering costs	0		0
Unrecognized tax benefits	0		0
Ordinary shares subject to possible redemption	72,565,394		67,813,020
FDIC insured amount	250,000
Ordinary Shares Subject to Redemption [Member]
Ordinary shares subject to possible redemption	$ 72,565,394		$ 67,813,020